Organization	12 Months Ended
Dec. 31, 2021
Organization [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

TDH Holdings, Inc. (“TDH Holdings”) was incorporated on September 30, 2015 under the laws of the British Virgin Islands. On November 4, 2015, TDH Holdings incorporated a wholly owned subsidiary, TDH HK Limited (“TDH HK”) in Hong Kong for the purpose of being a holding company for the equity interest in Qingdao Tiandihui Foodstuffs Co., Ltd. (“Tiandihui”). On September 9, 2016, TDH Holdings incorporated TDH Petfood LLC, a Nevada limited liability company, in which TDH Holdings holds 99% equity interest. In December, 2020, TDH Holdings acquired the remaining 1% equity interest of TDH Petfood LLC with a consideration of $100. TDH Petfood LLC does not own any material assets or liabilities. TDH Petfood LLC had no active business operations since its incorporation, and it has been deregistered and dissolved in 2021. Other than cash and equity interest in TDH HK and TDH Petfood LLC, TDH Holdings has not conducted any active business operations or own any material assets or liabilities prior to March 1, 2020 and started to invest in marketable securities since March 2020. TDH HK does not conduct any operations or own any material assets or liabilities except for cash and the 100% of the equity interest of Tiandihui which it acquired on February 21, 2016.

Tiandihui was founded in Qingdao City, Shandong Province, People’s Republic of China (“PRC”) on April 22, 2002 as a limited liability company. As of December 31, 2021, Tiandihui had one wholly owned subsidiary: Beijing Chongai Jiujiu Cultural Communication Co., Ltd. (“Chongai Jiujiu”), which was incorporated on March 3, 2011, in Beijing City, PRC. Tiandihui and its wholly owned subsidiary are engaged in the business of development, manufacturing and sales of high quality pet food products under our own formula patents. Our products are produced at Tiandihui facility and sold to the pet owners in PRC and to the retailers and wholesalers throughout worldwide.

On February 21, 2016, TDH HK entered into an equity transfer agreement with Rongfeng Cui and his wife Yanjuan Wang, the shareholders of Tiandihui at the time, to acquire 100% of the equity interests in Tiandihui (“reorganization”).

On July 19, 2016, Tiandihui acquired 100% shares of Chongai Jiujiu from Rongfeng Cui and Yanjuan Wang with a consideration of $87,849 (RMB610,000). The acquisition of Chongai Jiujiu is a transaction between entities under common control.

Immediately before and after the reorganization, the same shareholders of Tiandihui controlled Tiandihui and TDH Holdings. Therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

On August 9, 2016, a wholly owned subsidiary of the Company, Qingdao Kangkang Development Co., Ltd. (“Kangkang Development”) was incorporated in Qingdao City, PRC. Kangkang Development had no active operation since its incorporation and was dissolved in 2019.

On November 14, 2017, a 55% owned subsidiary of the Company, Yichong (Qingdao) Technology Co., Ltd. (“Yichong”) was incorporated in Qingdao City, PRC. Yichong had no active operation since its incorporation. The Company disposed of its entire equity interests in Yichong in September 2019.

On November 29, 2017, a 55% owned subsidiary of the Company, Qingdao Lingchong Information Technology Co., Ltd. (“Lingchong”) was incorporated in Qingdao City, PRC. Lingchong had no active operation since its incorporation. The Company disposed of its entire equity interests in Lingchong in July 2019.

On January 3, 2018, a wholly owned subsidiary, Qingdao Lile Pet Foodstuffs Co., Ltd. (“Lile”) was incorporated in Qingdao City, PRC. Lile had no active operation since its incorporation and was dissolved in 2019.

In November 2018, the Company completed business acquisitions of TDH Group BVBA, a Belgium entity and TDH JAPAN, a Japanese entity. TDH Group BVBA and TDH JAPAN had limited operation activities for the year ended December 31, 2020. TDH JAPAN was dissolved in February 2021.

On January 22, 2020, Qingdao Tiandihui Pet Foodstuffs Co., Ltd. (“Tiandihui Pet Foodstuffs”) was incorporated in Qingdao City, PRC.

On January 21, 2020, Qingdao Tiandihui Foodstuffs Sales Co., Ltd. (“Tiandihui Foodstuffs Sales”) was incorporated in Qingdao City, PRC. Tiandihui Foodstuffs Sales is a wholly owned subsidiary of Tiandihui Pet Foodstuffs.

On February 27, 2020, TDH Foods Limited was incorporated in Hong Kong, with the purpose of being a holding company for equity interests in Tiandihui Pet Foodstuffs. TDH Foods Limited does not conduct any operations or own any material assets or liabilities.

On August 24, 2020, TDH Holdings, Inc. acquired 100% equity interests of TDH Foods Limited. The acquisition of TDH Foods Limited and its subsidiaries is a transaction between entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the fiscal year presented.

On June 4, 2021, TDH Income Corporation (“TDH Income”) was incorporated in Nevada. TDH Holdings, Inc. owns a 99.99% interest in TDH Income, and in December 2021, TDH Holdings, Inc. acquired the remaining 0.01% interest in TDH Income. As a result, TDH Income became a wholly-owned subsidiary of TDH Holdings, Inc.

On June 9, 2021, Ruby21Noland LLC (“Ruby21Noland”) was incorporated in Missouri. Ruby21Noland is a wholly owned subsidiary of TDH Income.

On October 31, 2021, TDH Income acquired 51% equity interests of Far Ling’s Inc. and 100% equity interests of Bo Ling’s Chinese Restaurant, Inc. (see Note 3)

TDH Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.